Financial Instruments Fair Value DIsclosures - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - Contingent consideration [Member] - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	€ 25,187	€ 19,583
Milestone payment	0	0
Fair value adjustment	(407)	5,604
Closing balance Contingent consideration at 31 December	€ 24,781	€ 25,187